Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	$ (766,881)
Financial assets at end of period	(472,116)	$ (766,881)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	1,187	1,006
Collection of previously written off balances	(300)
Amounts used credited to income		(124)
Exchange differences	49	(56)
Impairment losses/(reversal) recognized	(1,970)	(361)
Financial assets at end of period	$ 2,906	$ 1,187